Income Tax	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income Tax

8.	INCOME TAX

Under current Bermuda law, the Company is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by the Company to its shareholders.

The Company’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to the Company.

The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia and the PRC.  The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2018, and there is no withholding tax on dividends applicable to the Company.  For Thailand, the statutory corporate income tax rate was 20% for each of the three years ended December 31, 2018 and a withholding tax of 10% is levied on dividends received by the Company. Charoong Thai is listed on Stock Exchange of Thailand (“SET”). In Australia, the corporate income tax rate was 30% for 2015/2016, 2016/2017 and 2017/2018 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2018.

Dividends received from the Operating Subsidiaries and equity investees may be subjected to withholding taxes. Under the current Singapore corporate tax system, dividends paid by a Singapore resident company is tax exempt, and is not subject to withholding taxes. In Australia, dividends paid to non-residents are exempt from dividend withholding taxes except when dividends are paid out of profit that is not taxed by Australian income tax (i.e. unfranked dividends). For Thailand, dividends paid by a company to any individual or corporate payee overseas are subject to a withholding tax of 10%. Under the Corporate Income Tax Law of the PRC, dividend distribution of profits to foreign investor(s) is subject to withholding tax of 10%.

8.	INCOME TAX (continued)

The major components of income tax expenses for the years ended December 31, 2018, 2017 and 2016 are:

	2018	2017	2016
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	4,068	4,785	(681)
Previously unrecognized tax loss used to reduce current income tax	(128)	(1,066)	(21)
Adjustments for current income tax of prior years	1	348	77
Total current income tax	3,941	4,067	(625)
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	243	1,210	1,135
Relating to change in tax rate	—	—	—
Previously unrecognized tax loss used to reduce deferred tax expenses	(298)	(137)	—
Total deferred tax expenses/(benefits)	(55)	1,073	1,135
Income tax expense reported in the income statement	3,886	5,140	510

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	(84)	(16)	(20)
Effect of change in tax rate	—	—	—
Net loss on actuarial gains and losses
Recognized during the year	(82)	(154)	—
Effect of change in tax rate	—	—	—
Income tax benefits charged to other comprehensive (loss) income	(166)	(170)	(20)

8.	INCOME TAX (continued)

The parent company’s tax is filed in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the tax incurred by the Operating Subsidiaries, in their respective jurisdiction. The Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000
Profit before tax	11,332	18,668	6,535
Tax at statutory rate of 20% (2017: 20%; 2016: 20%)	2,266	3,734	1,307
Foreign income taxed at different rate	697	1,151	599
Expenses not deductible for tax purpose	(33)	600	225
Utilization of previously unrecognized tax losses	(128)	(1,066)	(21)
Tax benefit arising from previously unrecognized tax losses	(298)	(137)	—
Net deferred tax asset not recognized	679	78	1,305
Written-off deferred tax	(4)	10	(678)
Tax exempt on income	(135)	(245)	(21)
Uncertain tax position	11	(270)	(3,010)
Return to provision adjustment	1	348	77
Deferred tax liability arising from undistributed earnings	578	602	681
Withholding tax on dividends	270	349	118
Others	(18)	(14)	(72)
Income tax expense reported in income statement	3,886	5,140	510

8.	INCOME TAX (continued)

Deferred tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2018	2017	2018	2017	2016
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,614)	(3,036)	578	602	(269)
Revaluations of financial assets at fair value through other comprehensive income (2017: Revaluations of available-for-sale investment to fair value)	(345)	(429)	—	—	—
Accrued interest income	(154)	(141)	12	11	39
Unutilized building allowance (net)	(133)	(235)	(95)	11	119
Unused tax losses	644	197	(459)	455	133
Allowance for doubtful accounts	290	200	(97)	(25)	(36)
Inventory impairment	657	422	(236)	(161)	714
Allowance for impairment in investments	—	—	0	0	382
Rebates and other accrued liabilities	426	427	(38)	(6)	171
Unpaid retirement benefits	1,353	1,291	(54)	(62)	(47)
Deferred revenue and cost of sales	16	2	(14)	393	(62)
Actuarial loss	450	368	—	—	—
Unabsorbed depreciation	701	699	(55)	(45)	34
Mark-to-Market value of forward contract	28	—	(28)	—	—
Others	(325)	103	431	(100)	(43)
Deferred tax expenses / (benefits)			(55)	1,073	1,135
Net deferred tax assets	(6)	(132)

Reconciliation of deferred tax assets, net

	2018	2017	2016
	US$’000	US$’000	US$’000
Opening balance as of January 1	(132)	526	1,601
Tax benefit/(expenses) during the period recognized in profit or loss	55	(1,073)	(1,135)
Tax benefit/(expenses) during the period recognized in other comprehensive income	166	170	20
Exchange difference on translation foreign operations	(95)	245	40
Closing balance as of December 31	(6)	(132)	526

The Company offset tax assets and liabilities if and only if it has legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.

8.	INCOME TAX (continued)

The Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Australia as of December 31, 2018, and arose in Thailand, China and Hong Kong as of December 31, 2017, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2018	2017
	US$’000	US$’000
2018	—	891
2019	784	802
2020	3,020	4,601
2021	5,121	5,220
2022	2,105	1,399
2023	4,760	—
No expiration	972	843
	16,762	13,756

Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in the Company, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. The Company did not recognize deferred tax assets of $3,084 (2017: $2,803; 2016: $3,525) in respect of tax losses amounting to $13,698 (2017: $12,769; 2016: $15,324 ).

In addition, the Company did not recognize deferred assets of $792 (2017: $1,144 ; 2016: $1,321) in relation to deductible temporary differences amounting to $3,557 (2017: $4,930; 2016: $5,682).

There are no income tax consequences attached to the payment of dividends in either 2018 or 2017 by the Company to its shareholders.

As of December 31, 2018 and 2017, the Company is subject to taxation in PRC, Australia, Thailand, and Singapore.  The Company’s tax years from 2011 and forward are still subject to examination by the tax authorities in various tax jurisdictions.

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions
	2018	2017	2016
	US$’000	US$’000	US$’000
Balance as of January 1	706	828	1,856
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	—	(175)	(923)
Exchange difference	(32)	53	(105)
Balance as of December 31	674	706	828

The Company is not expecting there would be any reasonably possible change in the total amounts of uncertain tax position within twelve months of the reporting date. As of December 31, 2018, 2017, and 2016 the amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the effective tax rate is $674, $706 and $828, respectively.

8.	INCOME TAX (continued)

The Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties the Company has provided as of the dates listed below were:

	As of December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	867	800	897
Accrued penalties on uncertain tax position	461	486	535
Total accrued interest and penalties on uncertain tax position	1,328	1,286	1,432

For the years ended December 31, 2018, 2017 and 2016, the Company recognized $108, $114 and $135 in interest and $nil, $nil and $nil in penalty, respectively. For the years ended December 31, 2018, 2017 and 2016, the Company reversed $nil, $276 and $1,453 in interest and $nil, $87 and $462 in penalties, respectively, due to lapses in statute of limitations. For the years ended December 31, 2018, 2017 and 2016, the exchange difference $(41), $65 and $ (140) relating to interests, $(25), $38 and $(63) relating to penalty were included in income tax expenses.

The Company considers each uncertain tax positions individually, by first consider whether each position taken in the tax return is probable of being sustained on examination by the taxing authority. It should recognize a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions presented in the current tax liability is the total liability for uncertain tax positions.